Tax credit on loss on ordinary activities, Reconciliation of expected tax benefit/loss before tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss Before Tax to Actual Tax Credit [Abstract]
Loss before tax	$ (6,562,000)	$ (105,859,000)	$ (63,493,000)
Tax credit at Irish corporation tax rate of 12.5%	(820,000)	(13,232,000)	(7,937,000)
Effect of [Abstract]
Movement in unrecognized deferred tax assets	(4,418,000)	3,624,000	3,831,000
Permanent differences	(1,949,000)	11,260,000	6,474,000
Differences in overseas taxation rates	(375,000)	(2,984,000)	(2,863,000)
Total tax credit on loss on ordinary activities	$ (7,562,000)	$ (1,332,000)	$ (495,000)
Irish [Member]
Tax rate [Abstract]
Tax rate	12.50%